Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Assets.
Inventory	$ 253,646
Other receivables	63,573
Notes receivable	51,558
Debt issuance costs	50,130
Lease incentives	32,220
Other tangible fixed assets	17,781
Straight-line rents, prepaid expenses and other	26,797
Total other assets	$ 495,705
Weighted average interest of outstanding notes receivable (as a percent)	6.80%